REVENUE AND CUSTOMER CONCENTRATIONS - Customer Concentrations (Details) - Client Concentration Risk	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue | Two customers
Concentration Risk [Line Items]
Concentration risk (percent)				25.00%
Revenue | Three customers
Concentration Risk [Line Items]
Concentration risk (percent)					44.00%
Revenue | Four customers
Concentration Risk [Line Items]
Concentration risk (percent)	63.00%
Revenue | Customer one
Concentration Risk [Line Items]
Concentration risk (percent)	20.00%	13.00%		13.00%	21.00%
Revenue | Customer two
Concentration Risk [Line Items]
Concentration risk (percent)	18.00%			12.00%	13.00%
Revenue | Customer three
Concentration Risk [Line Items]
Concentration risk (percent)	13.00%				10.00%
Revenue | Customer four
Concentration Risk [Line Items]
Concentration risk (percent)	12.00%
Accounts Receivable | Three customers
Concentration Risk [Line Items]
Concentration risk (percent)			44.00%	76.00%
Accounts Receivable | Customer one
Concentration Risk [Line Items]
Concentration risk (percent)			16.00%	32.00%
Accounts Receivable | Customer two
Concentration Risk [Line Items]
Concentration risk (percent)			14.00%	30.00%
Accounts Receivable | Customer three
Concentration Risk [Line Items]
Concentration risk (percent)			14.00%	14.00%